Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Supernova Partners Acquisition Co II, Ltd.
Entity Central Index Key	0001838359
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true